(212) 318-6295
domenick pugliese@paulhastings.com


April 19, 2005                                                       43490.00001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549

Re:      The Westwood Funds (811-04719)

Ladies and Gentlemen:

On behalf of our client, The Westwood Funds (the "Trust") and its series, Westwood Realty Fund (the "Fund"), and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

        o One preliminary copy of the proxy statement and form of proxy in the form to be furnished to shareholders.

The purpose of the Special Meeting of Shareholders is (1) to approve a change in the investment objective of the Fund; and (2) to consider and act upon any other matters that may properly come before the meeting and any adjourned session thereof.

It is anticipated that the proxy materials will be sent to shareholders on or about April 29, 2005.

Please contact the undersigned at the above number with any questions or comments you may have or for any further information you may desire.

Very truly yours,




Domenick Pugliese
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure